EQUITY (Summary of Restricted Stock Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
EQUITY [Abstract]
Non-vested at January 1, 2015	56,052
Number of RSUs, Granted
Number of RSUs, Vested	(39,552)
Number of RSUs, Forfeited
Non-vested at December 31, 2015	16,500	56,052
Non-vested at January 1, 2015	$ 10.34
Fair value at grant date, RSU Granted		$ 10.34	$ 7.12
Fair value at grant date, Vested	$ 9.87
Fair value at grant date, Forfeited
Non-vested at December 31, 2015	$ 11.47	$ 10.34
Total fair value RSU vested	$ 390